Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
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Financial Assets at Fair Value Through Other Comprehensive Income
9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Investments in debt instruments at FVTOCI
Agency bonds/Agency mortgage-backed securities	$31,288.8	$51,966.5
Corporate bond s	40,753.6	51,790.0
Government bonds	11,151.3	12,824.2
Asset-backed securities	15,670.3	10,815.9
Commercial paper	107.6	—

	98,971.6	127,396.6

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	3,910.7	4,124.3
Publicly traded stocks	590.1	—

	4,500.8	4,124.3

	$103,472.4	$131,520.9

Current	$99,561.7	$127,396.6
Noncurrent	3,910.7	4,124.3

	$103,472.4	$131,520.9

These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as FVTOCI.
For the years ended December 31, 2018 and 2019, as the Company adjusted its investment portfolio or the non-publicly
traded investee was merged, equity investments designated at FVTOCI were divested for NT$840.6 million and NT$873.5 million, respectively. The related other equity-unrealized gain/loss on financial assets at FVTOCI of NT$1,193.1 million and NT$156.8 million were transferred to decrease and increase retained earnings, respectively.
For dividends from equity investments designated as at FVTOCI recognized, please refer to Note 26. All the dividends are from investments held at the end of the reporting period.
As of December 31, 2018 and 2019, the cumulative loss allowance for expected credit loss of NT$29.7 million and NT$35.6 million are recognized under investments in debt instruments at FVTOCI, respectively. Refer to Note 34 for information relating to their credit risk management and expected credit loss.